Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
CURRENT ASSETS
Cash	$ 4,304	$ 8,079
Marketable securities	787	955
Receivables and prepaids	100	142
Total Current Assets	5,191	9,176
NON-CURRENT ASSETS
Restricted cash		35
Mineral property interests	14,465	10,496
Equipment	121	8
Total Non-Current Assets	14,572	10,532
Total Assets	19,763	19,708
CURRENT LIABILITIES
Accounts payable and accrued liabilities	158	101
Flow through premium liability	54
Deferred royalty liability, current	35
Total Current Liabilities	247	101
LONG TERM LIABILITIES
Deferred royalty liability, long term	136
Total Liabilities	383	101
SHAREHOLDERS' EQUITY
Share capital	66,328	66,210
Reserve for share-based payments	1,101	759
Accumulated other comprehensive loss	(1,995)	(3,269)
Deficit	(46,054)	(44,093)
Total Shareholders' Equity	19,380	19,607
Total Liabilities and Shareholders' Equity	$ 19,763	$ 19,708